INTANGIBLE ASSETS (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 66,923	$ 63,219	$ 58,085
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	353,044	325,047	297,713
Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (286,121)	$ (261,828)	(239,628)
Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Years of useful life	P3Y	P3Y
Average remaining useful life	1 year	1 year
Net balance	$ 976	$ 1,200
Licenses [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	10,932	10,932	10,932
Licenses [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (9,956)	$ (9,732)	(9,276)
Software development [Member]
Disclosure of detailed information about intangible assets [line items]
Years of useful life	P3Y	P3Y
Average remaining useful life	2 years	2 years
Net balance	$ 65,947	$ 62,019
Software development [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	342,112	314,115	286,781
Software development [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (276,165)	$ (252,096)	$ (230,352)